Merger with NHIC	12 Months Ended
Dec. 31, 2021
Merger with NHIC
Merger with NHIC

3. Merger with NHIC

On July 16, 2021, we completed the previously announced Merger pursuant to the Agreement and Plan of Merger, dated as of March 5, 2021, and amended by the First Amendment to Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 5, 2021. Upon closing of the Merger, NHIC changed its name to Evolv Technologies Holdings, Inc. and the officers of NHIC, the legal predecessor company, resigned. The officers of Legacy Evolv became the officers of the Company, and the Company listed its shares of common stock, par value $0.0001 per share, on Nasdaq under the symbol “EVLV”.

The transaction was accounted for as a “reverse recapitalization” in accordance with GAAP. Under this method of accounting, NHIC was treated as the “acquired” company for financial reporting purposes. This determination was primarily because subsequent to the Merger, Legacy Evolv’s shareholders have a majority of the voting power of the combined company, Legacy Evolv comprises all of the ongoing operations of the combined entity, Legacy Evolv comprises a majority of the governing body of the combined company, and Legacy Evolv’s senior management comprises all of the senior management of the combined company. Accordingly, for accounting purposes, this transaction was treated as the equivalent of Legacy Evolv issuing shares for the net assets of NHIC, accompanied by a recapitalization. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the Exchange Ratio established in the Merger. The net assets of NHIC were recorded at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Recapitalization are those of Legacy Evolv.

Evolv had previously indicated that it would list units (consisting of one share of common stock and one-half of one warrant) on Nasdaq under the ticker symbol EVLVU, in continuation of the listing of the units NHIC sold in its initial public offering on August 4, 2020 under the ticker symbol NHICU. In September 2021, our transfer agent separated the units into the component shares and warrants at the closing of the Merger, and as a result the Evolv units were not made eligible to settle through the facilities of The Depositary Trust Company. Accordingly, all trades in the units from July 19, 2021 (the first trading day after the completion of the Merger) until August 24, 2021 were settled between brokers in the shares and warrants underlying the units. Trading in ticker symbol EVLVU was halted on August 24, 2021, and no trades in the units were permitted or occurred since that date. The units were delisted from Nasdaq effective September 10, 2021.

Upon closing of the Merger each share of NHIC Class B common stock issued and outstanding immediately prior to the effective time of the Merger, which totaled 10,391,513 shares held by the NHIC Initial Shareholders (“Initial Shareholders”), was automatically converted into one validly-issued share of our common stock.

In addition, pursuant to the Merger Agreement, certain Legacy Evolv Shareholders became entitled to receive up to 15,000,000 shares of common stock as earn-out shares.

Upon closing of the Merger:

●	all of 24,359,107 shares of Legacy Evolv’s Series A-1 convertible preferred stock were converted into an equivalent number of shares of Legacy Evolv common stock on a one-to-one basis;
●	all of 3,484,240 shares of Legacy Evolv’s Series A convertible preferred stock were converted into an equivalent number of shares of Legacy Evolv common stock on a two-to-one basis;
●	all of 34,129,398 shares of Legacy Evolv’s Series B-1 convertible preferred stock were converted into an equivalent number of shares of Legacy Evolv common stock on a one-to-one basis; and
●	all of 15,367,312 shares of Legacy Evolv’s Series B convertible preferred stock were converted into an equivalent number of shares of Legacy Evolv common stock on a one-to-one basis.

On the closing date of the Merger, each share of Legacy Evolv common stock then issued and outstanding was canceled and the holders thereof in exchange received 94,192,534 shares of the Company’s common stock, which is equal to 0.378 newly-issued shares of the Company’s common stock for each share of Legacy Evolv common stock (the “Exchange Ratio”).

All outstanding warrants exercisable for common stock in Legacy Evolv (other than warrants that expired, were exercised or were deemed automatically net exercised immediately prior to the Merger) were exchanged for warrants exercisable for the Company’s common stock with the same terms and conditions except adjusted by the Exchange Ratio.

All outstanding stock options of Legacy Evolv common stock, totaling 57,938,375 stock options, were canceled and the holders thereof in exchange received options to receive 0.378 shares of the Company’s common stock for a total of 21,891,254 stock options. The modification of the stock options to reflect the exchange ratio did not result in an incremental compensation expense upon closing of the Merger.

The proceeds, net of redemptions, received from the Merger were $84.9 million and gross proceeds received from the PIPE investment were $300.0 million. Based on the number of shares of common stock outstanding on July 16, 2021 (in each case, not giving effect to any shares issuable upon exercise of warrants, options, or earn-out shares), Legacy Evolv shareholders owned approximately 92.7% of the common stock of the Company and NHIC shareholders owned approximately 7.3%.

During the year ended December 31, 2021, the Company recorded $36.1 million of offering costs related to third-party legal, accounting, and other professional services to consummate the Merger. These offering costs are recorded as a reduction of additional paid-in capital upon the close of the Merger in the Company’s consolidated balance sheets. The Company expensed $0.7 million of offering costs related to the issuance of the Company’s contingently issuable common stock.